SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES RECORDED AT FAIR VALUE (Details) - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities	$ 12,996,649
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities	1,029,997
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities	11,966,652	$ 2,020,000
Note Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities	1,746,000
Note Payable [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities
Note Payable [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities
Note Payable [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities	1,746,000	635,000
Loan Payable To Related Party GL [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities	4,114,000
Loan Payable To Related Party GL [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities
Loan Payable To Related Party GL [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities
Loan Payable To Related Party GL [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities	4,114,000	1,385,000
Public Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities	2,070,000
Public Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities
Public Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities	2,070,000
Private Placement Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities	2,432,000
Private Placement Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities
Private Placement Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities	2,432,000
Loan Payable To Related Party Polar [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities	1,604,652
Loan Payable To Related Party Polar [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities
Loan Payable To Related Party Polar [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities
Loan Payable To Related Party Polar [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities	1,604,652
Derivative Asset [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities	1,029,997
Derivative Asset [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities	1,029,997
Derivative Asset [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities
Derivative Asset [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities